Submission	Nov. 13, 2025
Submission [Line Items]
Central Index Key	0001955857
Registrant Name	Brookfield Infrastructure Income Fund Inc.
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A